1. The Company and Significant Accounting Policies: Cash and Cash Equivalents (Policies)	9 Months Ended
Sep. 30, 2016
Policy Text Block [Abstract]
Cash and Cash Equivalents:

Cash and Cash Equivalents:

For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents. There were no cash equivalents as of September 30, 2016 and December 31, 2015.